LAW OFFICES OF
                           DERENTHAL & DANNHAUSER LLP
                           ONE POST STREET, SUITE 575
                         SAN FRANCISCO, CALIFORNIA 94104
                                 (415) 981-4844
                            FACSIMILE: (415) 981-4840



                                December 22, 2004

BY EDGAR

Abby Adams, Esq.
Special Counsel
Office of Mergers
         and Acquisitions
Division of Corporation Finance, Stop 3-3
Securities and Exchange Commission
Washington, D.C. 20549
Facsimile: (202) 942-9638

         Re:  Wells Real Estate Investment Trust, Inc.
              Schedule TO-T, Amendment No. 2 filed December 13,2004
              By Sutter Opportunity Fund 3, LLC; Sutter Capital Management, LLC; and Robert E. Dixon

Dear Ms. Adams:

         This letter is in response to your letter dated December 21, 2004 concerning the above-referenced filing. The numbered responses correspond to your numbered comments. All references to revisions to the "Offer" refer to the revised Offer to Purchase included as exhibit (a)(1) to amendment no. 3 to the Schedule TO filed concurrently, with changes marked to reflect revisions to the version included in amendment no. 2.

         1. As counsel for the bidders named on the cover page of the Schedule TO, I hereby acknowledge on their behalf that

         o the bidders are responsible for the adequacy and accuracy of the disclosure in the filings;
         o staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and
         o the bidders may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Abby Adams, Esq.
December 22, 2004
Page 2

         2. It would appear from the follow-up comment that you are referring to comment 7, rather than 6, in your letter dated November 29. See the revision under "Establishment of the Offer Price."

         3. See the revised admonition.

         4. See the revised paragraph (a) under Section 13.

         Please contact me if you have any further questions concerning these filings.

                                           Very truly yours,




                                           Paul J. Derenthal

cc:  Mr. Robert E. Dixon